Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Diluted Earnings (Loss) per Share
Diluted earnings (loss) per share for years ended December 31, 2024, 2023 and 2022 includes the effects of potential common shares when dilutive and is as follows:

	2024	2023	2022
Net income (loss)	$(27,867)	$49,411	$(21,971)
Net income (loss) from continuing operations	$(35,734)	$43,633	$(16,626)
Net income (loss) from discontinued operations	$7,867	$5,778	$(5,345)
Weighted average number of common shares outstanding (in '000s)	33,418	33,040	32,334
Dilutive effect of restricted stock grants after application of the treasury stock method (in '000s)	—	541	—
Dilutive shares outstanding	33,418	33,581	32,334
Basic earnings (loss) per share from continuing operations	$(1.07)	$1.32	$(0.51)
Basic earnings (loss) per share from discontinued operations	$0.24	$0.18	$(0.17)
Diluted earnings (loss) per share from continuing operations	$(1.07)	$1.30	$(0.51)
Diluted earnings (loss) per share from discontinued operations	$0.24	$0.17	$(0.17)